Operating lease (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of total lease cost and the cash flows and weighted-average remaining lease term and weighted-average discount rate
December 31, 2019
Lease cost
Operating lease cost	$184,326
Short term lease	440,710
Total lease cost	$625,036

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$566,512
Right-of-use assets obtained in exchange for new operating lease liabilities	58,524
Weighted-average remaining lease term - operating lease	19 months
Weighted-average discount rate - operating lease	6.75%

Schedule of maturities of operating lease liabilities
December 31, 2019
Maturity of lease liabilities
2020	$547,320
2021	301,941
Total minimum lease payments	$849,261
Short term lease	(80,719)
Imputed interest	(40,066)
Present value of minimum lease payments	$728,476
Less: classified as current liabilities	(431,995)
Non-current liabilities	$296,481